Property, Equipment and Software, Net	6 Months Ended
Jun. 30, 2023
Property, Equipment and Software, Net [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

NOTE 10 – PROPERTY, equipment AND SOFTWARE, net

At June 30, 2023 and December 31, 2022, property, equipment and software consisted of the following.

	June 30, 2023	December 31, 2022
	(Unaudited)
Office furniture	$-	$2,576
Computer equipment	-	6,545
Transportation equipment	161,265	67,580
Buildings and improvements	427,295	448,607
Software	1,017,412	1,068,156
	1,605,972	1,593,464
Less: accumulated depreciation and amortization	(1,370,577)	(1,470,497)
	$235,395	$122,967